BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS

26.1 Acquisition of Clarice Technologies

On May 14, 2015 ("closing date"), Globant España S.A. acquired Clarice Technologies PVT, Ltd ("Clarice"), a company organized and existing under the laws of India. Clarice is an innovative software product development services company that offers product engineering and user experience (UX) services and has operations in the United States and India. As of the closing date, the total headcount of Clarice was 337 employees distributed in India and United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Clarice.

On August 5, 2015 the Company changed the legal name from Clarice to Globant India Private Limited ("Globant India").

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,184, which included certain earn out payments agreed with the sellers.
Based on the targets achieved by Globant India for the period between January 1, 2018 and December 31, 2018, the Company paid on March 14, 2019, 3,135.

Based on the targets achieved by Globant India for the period between January 1, 2019 and December 31, 2019, the Company paid on June 22, 2020, 1,585.

On April 5, 2019, the Company issued 7,654 common shares for an amount of 400.

On June 22, 2020 the Company paid the aggregate consideration of 1,580. As of December 31, 2020 the consideration was fully settled.

26.2 Acquisition of Ratio

On February 28, 2017, Globant, LLC acquired 100% of shares of Ratio Cypress, LLC ("Ratio"), a limited liability company organized and existing under the laws of the State of Washington, United States. Ratio offers design, development and quality assurance services necessary to build and manage robust digital products and video streaming solutions for major media companies. Total headcount of Ratio was 45 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Ratio.

The aggregate purchase price under the Stock Purchase Agreement ("SPA"), amended on March 2, 2018, amounted to 9,529, including certain earn our payments.

On February 15, 2019, the Company paid the aggregate consideration of 2,019, to the sellers.

On February 18, 2020, the Company paid the aggregate consideration of 903 for targets achievement by Ratio during the period commencing on January 1, 2019 and ending on December 31, 2019.

As of December 31, 2020 the consideration was fully settled.

Acquisition related expenses were not material and were recognized directly as expense.

26.3 Acquisition of PointSource

On June 1, 2017, Globant, LLC acquired 100% of shares of PointSource, LLC ("PointSource"), a limited liability company organized and existing under the laws of the State of Florida, United States. PointSource offers digital solutions to its customers which include design, digital strategy, development and marketing services. Total headcount of PointSource was 97 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PointSource.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 28,629.

In May, 2018, the Company signed an amendment to the SPA, pursuant to which a new fixed-payment was established, in replacement of previous payment subject to targets achievements. As of December 31, 2018, gain arising from the change in the fair value of the liability amounted to 5,506 and it was recognized in the line of Other income and expense, net.

On February 28, 2019, the Company paid the aggregate consideration of 750 to the sellers.

On February 28, 2020, the Company paid the aggregate consideration of 1,088 to the sellers, related to the target achievements during the period commencing on January 1, 2019 and ending on December 31, 2019.

As of December 31, 2020, the consideration was fully settled.
Acquisition related expenses were not material and were recognized directly as expense.

26.4 Acquisition of Small Footprint

On August 20, 2018, Globant España S.A. (sociedad unipersonal) and Globant, LLC signed a pre-closing Asset Purchase Agreement (“APA”) with Small Footprint Inc., a corporation organized and existing under the laws of the State of North Carolina, United States, pursuant to which Globant España acquired 100% of shares of Small Footprint S.R.L., a limited liability company organized and existing under the laws of Romania, and Globant, LLC acquired the assets and properties used or held for use in connection with the business of Small Footprint Inc. Both transactions were treated as a single business combination according to IFRS 3. The closing date took place on October 15, 2018, which is the date the Company acquired control over Small Footprint.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Small Footprint.

The aggregate purchase price under the APA amounted to 7,397. Such purchase price may be subject to adjustments based on the future performance of Small Footprint and is payable to the seller as follows:

First earn-out payment: On March 1, 2019, the Company paid the aggregate consideration of 3,066 to the sellers.

Second earn-out payment: On February 13, 2020, the Company paid the aggregate consideration of 2,140 to the sellers given the achievement of billable headcount target during the year 2019 and such amount was recognized as remuneration expense.

Third earn-out payment: Not later than February 15, 2021, the amount of 1,610 considering the billable headcount target achievement by Small Footprint during the period commencing on January 1, 2020 and ending on December 31, 2020 which was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and have been recognized in expense during the required service period. On February 19, 2021, the Company paid 1,491 to the sellers related to the achievement of billable headcount during 2020.

As of December 31, 2021, the were no outstanding amounts.

Acquisition related expenses were not material and were recognized directly as expense for each period.

26.5 Acquisition of Avanxo

On January 17, 2019, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with the shareholders of Avanxo (Bermuda) Limited (“Avanxo”), pursuant to which the Company agreed to purchase all of Avanxo’s share capital subject to the terms and conditions set forth in the Purchase Agreement. Avanxo is a cloud consulting and implementation company headquartered in Bermuda, with operations in Brazil, Mexico, Colombia, Peru, Argentina and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Avanxo.
The Purchase Agreement contains customary representations, warranties, covenants, indemnities and conditions to closing, including non-objection to the Acquisition by the Colombian antitrust authority (Superintendencia de Industria y Comercio), which was received in January, 2019. The transaction closed on February 1, 2019 (acquisition date).

Under the terms of the Purchase Agreement, the total consideration payable by the Company to Avanxo’s shareholders, assuming a debt-free and cash-free balance sheet, is 44,460. Such purchase price may be subject to a working capital adjustment, reduction for uncollected accounts receivables and the amounts of the Earn-Out Payments (as defined below) that become due and payable.
•Up-front payment: On February 1, 2019, the Company paid an aggregate consideration of 40,939 to the seller. The working capital and the minimum cash adjustments amounted to 1,205 and were paid in May, 2019.
•Earn-out payments: the total amount of the earn-out payments was 7,618 and will be payable in two installments, at the end of each of the years ending December 31, 2019 and 2020, and is subject to upwards or downwards adjustment based on Avanxo’s achievement of specified revenue, gross margin and operating margin targets for each of the years ending December 31, 2019 and 2020 (the “Earn Out Payments”) that apply only to certain sellers. Of total amount of the earn-out payments, 2,318 was considered part of the purchase price and 5,300 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

As of March 24, 2020, the Company paid 1,159 related to the target achievements during the period commencing January 1, 2019 and ending on December 31, 2019.

As of March 29, 2021, the Company paid 1,153, related to the target achievements during the period commencing January 1, 2020 and ending on December 31, 2020.

At the Company's sole option, the Company will be entitled to pay a portion of the Total Consideration through the issuance and delivery of common shares, as follows: (i) up to 865 of the amount payable on the closing of the Acquisition and (ii) at the time of payment of any Earn Out Payments, up to 25% of such Earn Out Payment. The number of common shares that may be issued and delivered to Avanxo´s selling shareholders will be determined based on the volume weighted average trading price for the 60 calendar day period prior to closing of each share subscription. Common shares issued pursuant to the exercise of this option will be subject to a 12-month lock-up period. These common shares are expected to be issued in reliance on the exemption from registration provided by Regulation S under the Securities Act of 1933, as amended. On February 1 and February 20, 2019, the Company issued 14,778 common shares for a total amount of 845; and, on April 20, 2020 and May 7, 2020, the Company issued 6,346 and 2,730 common shares, respectively, for a total amount of 978 as part of this subscription agreement (note 30.1).

As of December 31, 2021, the consideration was fully settled.

The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2021 the consideration was fully settled. As of December 31, 2020 included 1,145 as Other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expensed.

26.6 Acquisition of Belatrix

On August 9, 2019, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholders of Belatrix Global Corporation S.A., a Spanish stock company (“Belatrix”), pursuant to which the Company purchased all of the outstanding equity interests in Belatrix and its subsidiaries (the “Acquisition”). The transaction was simultaneously signed and closed. Belatrix is a software and applications development company with operations in Argentina, Peru, Colombia and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Belatrix.

Upon the closing of the Acquisition, the Company paid 61,468 in cash to the sellers and, pursuant to the terms of the Purchase Agreement, the sellers subscribed for 5,000 of the Company’s common shares, which were valued based on the volume weighted average trading price of the Company’s common shares during the 60-day period until two days prior to the closing date. A portion of the upfront cash consideration is being held in escrow for potential adjustments related to working capital, accounts receivable, minimum cash and other matters. An additional amount of 3,000 is payable to the sellers by October 31, 2020, subject to Belatrix’s achievement of specified revenue targets for the period from August 1, 2019 through July 31, 2020, and it is subject to upwards adjustment based on overachievement of such targets. Of total amount of the earn-out payments, 2,091 was considered part of the purchase price and 909 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

During 2020, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 3,633 and is disclosed as Other income and expense, net as of December 31, 2020.

On October 16, 2020, the Company paid 6,305 related to the achievements during the period commencing on August 1, 2019 and ending on July 31, 2020.

As of December 31, 2020, the consideration was fully settled.

The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2020 the consideration was fully settled.

Acquisition related expenses were not material and were recognized directly as expense.

26.7 Acquisition of BI Live

On October 16, 2019, Globant S.A. (the “Company”), through its subsidiary Sistemas Globales S.A., entered into an Purchase Agreement with BI Live S.R.L., an Argentine company, pursuant to which the Company purchased certain assets and rights of BI Live (the “Acquisition”). The transaction closed on November 11, 2019. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of BI Live.

Upon the closing of the acquisition, the Company paid 366 in cash to the sellers. An additional amount of up to 3,000 is payable to the sellers by February 21, 2021, 2022 and 2023, subject to BI Live’s achievement of specified growth and operating margin targets for the years 2020, 2021 and 2022, and it is subject to adjustment based on the achievement of such targets. The fair value of the contingent payment is 535 as of December 31, 2020. The primarily reason for the purchase is to expand to SAP software consulting and innovation services.

On February 26, 2021, the Company paid the aggregate consideration of 503 to the sellers related to the target achievements during the period commencing January 1, 2020 and ending on December 31, 2020.

As of March 31, 2021, the Company signed an amendment of the agreement with the sellers of BI Live, pursuant to which the remaining payments were modified and agreed upon fixed payments in replacement of the previous contingent considerations. As a result of the amendment the Company recognized a loss of 372 and is disclosed as Other income and expense, net as of December 31, 2021.

The fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878

(a) As of December 31, 2021 and 2020 included 210 and 138 as Other financial liabilities current, respectively, and 202 and 397 as Other financial liabilities non-current, respectively.
26.8 Acquisition of Grupo Assa

On July 31 2020, Globant S.A., through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholders of Grupo ASSA Worldwide S.A., a Spanish stock company (Sociedad Anónima) and certain of its affiliated entities (collectively, “Grupo ASSA”), pursuant to which the Company agreed to purchase all of the outstanding equity interests in Grupo ASSA (the “Acquisition”). The transaction was simultaneously signed and closed. Grupo ASSA is a digital business consulting company with operations in Latin America, Europe, and the United States.

As consideration for the equity interests of Grupo ASSA, the Company agreed to pay:
(i) 45,000 on the closing date subject to purchase price adjustments related to working capital, accounts receivable and other matters (the “Closing Payment”)
(ii) 17,000 on the 24th month anniversary of the closing date (the “Deferred Payment’)
(iii) an additional amount of 12,500 subject to upwards or downwards adjustment based on Grupo ASSA's achievement of specified revenue and gross margin targets for the period from August 1, 2020 through December 31,2020, no later than March 31, 2021.

Pursuant to the terms of the transaction, 42,000 of the Closing Payment, minus the difference between the Estimated Cash at Closing and the Cash required, as defined in the share purchase agreement, which amounted to a total of 25,156, was paid in cash, and the sellers agreed to subscribe for up to 20,000 of the Company’s common shares as follows:
(i) 3,618 from the Closing Payment on the closing date (the “Tranche 1 Shares”)
(ii) 17,000 from the Deferred Payment, subject to adjustment for contingencies, on the 24th month anniversary of the closing date (the “Tranche 2 Shares”); provided that the issuance of a portion of the Tranche 2 Shares may be deferred for an additional 12-month period, to cover for certain contingencies, until the 36th month anniversary of the closing date. All subscribed shares shall be issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance.

As of December 31, 2020, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the non-achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair amounted to 1,202 and is disclosed as Other income and expense, net as of December 31, 2020.

As of March 31, 2021, the Company paid 11,289, related to the target achievements during the period commencing August 1, 2020 and ending on December 31, 2020.

The fair value of the consideration for Grupo ASSA acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	28,774
Working capital adjustment	(2,493)
Contingent consideration	12,283	(a)
Installment payment	16,131
Total consideration	54,695

(a) As of December 31, 2021 included 13,865, as Other financial liabilities current, net of the indemnification asset as explained in note 26.22. As of December 31, 2020 included 11,218, the net of the contingent consideration and its remeasurement plus interest accrued, as Other financial liabilities current, and 13,343 as Other financial liabilities non-current (installment payment plus interest accrued net of the indemnification asset as explained in note 26.21).

Acquisition related expenses were not material and were recognized directly as expense.

26.9 Acquisition of Xappia

On October 21, 2020, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement with the equity holders of Xappia S.R.L., an Argentine company and Xappia SpA, a Chilean company
("Xappia Argentina" and "Xappia Chile"), pursuant to which the Company agreed to purchase all of the outstanding equity interests in Xappia Argentina and Xappia Chile. On the same date, the Company through one of its subsidiaries, Globant Brasil Consultoria Ltda., entered into a Purchase Agreement with the equity holder of Xappia Brasil Servicios de Assessoria Empresarial LTDA. ("Xappia Brazil"), a Brazilian company, pursuant to which the Company purchased certain rights title and interest of Xappia Brasil. The Share Purchase Agreement was signed on October 30, 2020 and the transaction closed on November 13, 2020. The purpose of the purchase was to increase Salesforce delivery capabilities to our South American clients.

As consideration for the equity interest of Xappia Argentina and Xappia Chile and asset acquisition of Xappia Brazil, the Company agreed to pay:
(i) 3,500 on the closing date subject to any deduction or withholding detailed in the agreement ("the Closing Cash Payment");
(ii) 3,500 less any deduction or withholding as provided in the agreement that should be paid as follows: (1) an amount of 1,750 will be paid through the issuance of common shares of the Company to the sellers on the fourth (4) month anniversary of the Closing (the "G-Shares Tranche 1"), (2) an amount of 750 will be paid through the issuance of common shares of the Company to the sellers, on the twelfth (12) month anniversary of the Closing (the "G-Shares Tranche 2"), (3) an amount of 1,000 will be paid through the issuance of common shares of the Company to the sellers on the thirtieth (30) month anniversary of the Closing (the "G-Shares Tranche 3"). All subscribed shares shall be issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance;
(iii) An additional amount of up to 3,000 is payable to the sellers by June 30, 2021 and 2022, subject to Xappia Argentina, Xappia Chile and Xappia Brazil’s achievement of specified growth and operating margin targets for the years 2020 and 2021, and it is subject to adjustment based on the achievement of such targets.

On June 29, 2021, the Company paid the aggregate consideration of 2,410 to the sellers related to the target achievements during the period commencing January 1, 2020 and ending on December 31, 2020.

As of December 31, 2021, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 1,025 and is disclosed as Other income and expense, net as of December 31, 2021.

The fair value of the consideration for Xappia acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	4,136
Working capital adjustment	(149)
Contingent consideration	3,868	(a)
Installment payment	3,402
Total consideration	11,257

(a) As of December 31, 2021 and 2020 included 2,478 and 4,761 as Other financial liabilities current, respectively, and 966 and 2,382 as Other financial liabilities non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense.

26.10 Acquisition of Giant Monkey Robot

On November 9, 2020, Globant S.A (the "Company"), through its subsidiary Globant España S.A, entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Giant Monkey Robot, Inc., an American stock company, pursuant to which the Company purchased all of the outstanding interests in Giant Monkey Robot Inc. and its only subsidiary, Giant Monkey Robot SpA ("GMR Chile"), a Chilean stock company. The transaction was simultaneously signed and closed. Giant Monkey Robot is mainly a game developing Company, experts in complex technology solutions and experienced in supporting an maintaining live operation games for several platforms.
As consideration for the equity interest of Giant Monkey Robot, the Company agreed to pay:
i) 4,000 on the closing date plus or minus any adjustments, deductions or withholding detailed in the agreement ("the Closing Cash Payment");
ii) 1,123 were paid through the issuance of common shares of the Company to the sellers at closing date. All subscribed shares were issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance;
(iii) An additional amount of up to 4,500 is payable to the sellers by June 30, 2021 and 2022, subject to GMR Chile's achievement of specified growth target for the years 2020 and 2021, and it is subject to adjustment based on the achievement of such targets. Pursuant to the terms of the transaction. 4,248 was paid in cash on November 9, 2020.

On June 30, 2021, the Company paid the aggregate consideration of 2,547 to the sellers related to the target achievements during the period commencing January 1, 2020 and ending on December 31, 2020.

As of December 31, 2021, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 1,407 and is disclosed as Other income and expense, net as of December 31, 2021.

The fair value of the consideration for Giant Monkey Robot acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	5,370
Contingent consideration	4,374	(a)
Total consideration	9,744

(a) As of December 31, 2021 and 2020 included 3,343 and 2,467 as Other financial liabilities current, respectively, and as of December 31, 2020, 1,924 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.

26.11 Acquisition of BlueCap Management Consulting

On December 18, 2020, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholder of BlueCap Management Consulting S.L., a Spanish limited liability company (sociedad limitada) (“BlueCap”), pursuant to which the Company purchased all of the outstanding equity interests in BlueCap (the “Acquisition”). The transaction was simultaneously signed and closed. BlueCap provides leading financial institutions consulting services primarily related to strategic management of risk, capital and value.

Upon the closing of the Acquisition, the Company paid:
(i) 43,200 euros paid in cash (plus/minus the shortfall or excess in BlueCap’s estimated cash at December 31, 2020 versus minimum required cash, as defined in the Purchase Agreement at such date);
(ii) 28,800 euros were paid through the issuance of common shares of the Company to the seller. The shares issued at closing were valued based on the volume weighted average trading price of the Company’s common shares during the 60-trading-day period ended 10 days prior to the closing date;
(iii) 14,000 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than March 31, 2022;
(iv) 8,400 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than March 31,2023;
(v) 5,600 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than August 31,2024;
(vi) Additional amounts may be payable to the seller by March 31, 2022 and March 31, 2023 of up to 10,000 euros on each such date, subject to BlueCap’s achievement of specified revenue and operating margin targets for the period from January 1, 2021 through December 31, 2021 (in the case of the first payment) and the period from January 1, 2022 through December 31, 2022 (in the case of the second payment). Each such contingent payment is subject to upwards adjustment based on overachievement of the financial targets and to deduction for seller-indemnified losses in accordance with the Purchase Agreement.

As of December 31, 2021, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 1,226 and is disclosed as Other income and expense, net as of December 31, 2021.
The fair value of the consideration for BlueCap acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	93,951
Contingent consideration	22,557	(a)
Installment payment	33,036
Total consideration	149,544

(a) As of December 31, 2021 included 28,203 and 25,341 as Other financial liabilities current and non-current, respectively. As of December 31, 2020, included 55,593 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.

26.12 Acquisition of Cloudshiftgroup Limited

On February 28 2021, Globant S.A., through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equity holders of Cloudshiftgroup Limited ("Cloudshift"), a British stock company, pursuant to which the Company agreed to purchase all of the outstanding equity interests in Cloudshift (the “Acquisition”). The transaction was simultaneously signed and closed. Cloudshift is a Salesforce platinum partner which provides Salesforce advisory and implementation services in the United Kingdom.

As consideration for the equity interests of Cloudshift, the Company agreed to pay (amounts in thousands of pounds sterlings):
i.23,346 pounds sterling on the closing date (the “Closing Payment”);
ii.666 pounds sterling within 10 days of receipt, related to acquired invoices pending to collect from Edwardian London Management Services Limited, detailed as the Delayed Debtor Payment from Edwardian London Management Services Limited in the agreement;
iii.614 pounds sterling within 10 business days of written demand, related to the options tax relief, generated by the exercised options before the acquisition, to be utilized as soon as possible; detailed as the Option Tax Consideration in the Purchase Agreement;
iv.260 pounds sterling after receiving confirmation from Her Majesty's Revenue and Customs (HMRC) about the Delayed Valuation Consideration detailed in the agreement; and
v.an additional amount of 11,500 pounds sterling is payable to the sellers by February 2022 and 2023, subject to upwards or downwards adjustment based on Cloudshift's achievement of specified revenue and gross margin targets, out of which 1,155 will be recognized as remuneration due to the terms of the Purchase Agreement.

On April 30, 2021 and July 9, 2021, the Company paid a total of 922 related to the installment payment.

As of December 31, 2021, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 460 and is disclosed as Other income and expense, net as of December 31, 2021.

The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	32,551
Contingent consideration	14,236	(a)
Installment payment	2,096
Total consideration	48,883

(a) As of December 31, 2021, included 8,594 and 7,199 as Other financial liabilities current and non-current, respectively.
Acquisition related expenses were not material and were recognized directly as expense for each period.

26.13 Acquisition of Hybrido Worldwide

On May 11, 2021, the Company through its subsidiary Software Product Creation, S.L., entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Hybrido Worldwide, S.L. ("Habitant"), a Spanish limited liability corporation, pursuant to which the Company purchased all of the outstanding equity interests in Hybrido Worldwide, S.L. and its subsidiary, Pixel Division, S.L., a Spanish limited liability corporation. Habitant specializes in providing consultancy services on digital marketing, strategy and digital sales for its clients.

As consideration for the equity interests of Hybrido Worldwide, S.L., the Company agreed to pay (amounts in thousands of Euro):
i.8,820 euros on the closing date subject to any adjustments or withholding detailed in the agreement (the "Closing Cash Payment");
ii.3,780 euros subject to any adjustments, set off, deductions or withholding detailed in the agreement will be paid through the issuance of common shares of the Company to the sellers at the price per share equal to USD 214.69. The common shares shall be issued by Globant S.A. and subscribed by the sellers within the following calendar: (a) 1,780 euros on the closing date; (b) 1,000 euros on March 31, 2024; and ( c) 1,000 euros on December 31, 2025; the last two being recognized on the closing date as Equity settled agreement in the statement of changes in equity, since the amount of the common shares to be issued is already settle in the subscription agreement.
iii.2,700 euros subject to upwards or downwards adjustment based on Hybrido Worldwide's (on a consolidated basis with its subsidiary) achievement of both revenue and operating margin targets for the period from January 1, 2021 through December 31, 2021, no later than March 31, 2022;
iv.2,700 euros subject to upwards or downwards adjustment based on Hybrido Worldwide's (on a consolidated basis with its subsidiary) achievement of both revenue and operating margin targets for the period from January 1, 2022 through December 31,2022, no later than March 31, 2023.

On September 30, 2021, the Company paid 389, related to the working capital adjustment.

As of December 31, 2021, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the over-achievement of targets established by the Share Purchase Agreement. Loss arising from the change in fair amounted to 204 and is disclosed as Other income and expense, net as of December 31, 2021.

The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	12,853
Working capital adjustment	404
Contingent consideration	6,838	(a)
Installment payment	2,152
Total consideration	22,247

(a) As of December 31, 2021, included as 3,365 and 3,278 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense for each period.
26.14 Acquisition of Walmeric Soluciones, S.L.

On July 8, 2021 Globant, S.A (the "Company"), through its subsidiary Software Product Creation, S.L., entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Walmeric Soluciones, S.L. a Spanish limited liability company, pursuant to which the Company purchased eighty per cent (80%) of the share capital of Walmeric Soluciones, S.L. The Share Purchase Agreement was simultaneously signed and closed on July 8, 2021. Walmeric is a firm specialized in developing marketing automation technology combining lead management, online marketing and sales enablement, it offers a multi-channel marketing platform focused on lead to revenue management with strong B2B2C expertise.

As consideration of the equity interest of Walmeric Soluciones, S.L. the Company agreed to pay:
i.36,000 euros plus the Estimated Net Cash at the closing date amounting to 3,525 euros in cash by irrevocable wire transfer in immediately available funds to the to the Sellers’ bank accounts;
ii.5,600 euros subject to any adjustments, set offs, deductions, or withholdings as provided in the agreement, that should be paid as follows: (a) an amount of 2,000 will be paid through the issuance of common shares of the Company to the Sellers on the Closing Date (the “First G-Shares Subscription Date”); (b) an amount of 1,000 euros will be paid through the issuance of common shares of the Company to the Sellers on the second anniversary of the Closing Date (the “Second G-Shares Subscription Date”); (c) an amount of 2,000 euros will be paid through the issuance of common shares of the Company to the Sellers on the third anniversary of the Closing Date (the “Third G-Shares Subscription Date”) and (d) an amount of 600 euros will be paid through the issuance of common shares of the Company to the Sellers on December 30, 2025 (the “Fourth G-Shares Subscription Date”).

An amount of 3,600 euros out of the cash for Globant shares as set forth in the "Escrow Amount" was deposited by Software Product Creation, S.L. on the date hereof into a bank account of the Notary.
The Company has recognized a non-controlling interest for 2,648 measured at its fair value at the time of the closing date of the transaction for the 20% of the remaining share capital of Walmeric.

The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	53,424
Total consideration	53,424

Acquisition related expenses were not material and were recognized directly as expense for each period.

Call and Put Option Agreement over non-controlling interest

On July 8, 2021 Software Product Creation, S.L. (the "Majority Shareholder") and Globant, S.A., with Internet Business Intelligent Insite, S.L. and Next Generation Communication Services, S.L. (jointly referred to as the "Minority Shareholder") entered into a put and call option agreement over the remaining twenty percent (20%) of Walmeric Soluciones, S.L (the "Option shares"), with the purpose to set out the terms and conditions of: (i) a put option over the Option Shares to be granted by Software Product Creation, S.L. in favor of the Minority Shareholders; and (ii) a call option over the Option Shares to be granted by the Minority Shareholders in favor of Software Product Creation, S.L.

The Minority Shareholders and the Software Product Creation, S.L. shall be entitled to exercise the Yearly Options under the following conditions and within the following calendar:

i.Subject to and based on the achievement of the 2021 Targets, the 2022 Put Option or the 2022 Call Option may be exercised by the Minority Shareholders or SPC (as the case may be) (i) from 1 March 2022 to 31 March 2022; or (ii) from 1 March 2023 to 31 March 2023; or (iii) from 1 March 2024 to 31 March 2024 (the "2022 Option Exercise Period" and, the relevant Yearly Option, the "2022 Yearly Option");

ii.Subject to and based on the achievement of the 2022 Targets, the 2023 Put Option or the 2023 Call Option may be exercised by the Minority Shareholders or SPC (as the case may be) (i) from 1 March 2023 to 31 March 2023; or (ii) from 1 March 2024 to 31 March 2024 (the "2023 Option Exercise Period" and, the relevant Yearly Option, the "2023 Yearly Option"); and
iii.Subject to and based on the achievement of the 2023 Targets, the 2024 Put Option or the 2024 Call Option may be exercised by the Minority Shareholders or SPC (as the case may be) from 1 March 2024 to 31 March 2024 (the "2024 Option Exercise Period" and, the relevant Yearly Option, the "2024 Yearly Option").

The Parties agree and accept that the total purchase price for the Option Shares in case of exercise of the Yearly Options shall be determined as follow: (i) 2022 Yearly Option Purchase Price for 4,000 euros; (ii) 2023 Yearly Option Purchase Price for 4,000 euros and (iii) 2024 Yearly Option Purchase Price for 4,000 euros; all subject to adjustments based on Walmeric Soluciones, S,L achievement of specific growth and EBITDA (earnings before interest, taxes, depreciation and amortization) targets.

As of the date of the closing the company recognized in equity a put option over non-controlling interest of 16,285 equal to the present value of the amount that could be required to be paid to the counterparty discounted at and interest rate of 0.95%. Changes in the measurement of the gross obligation will be recognized in profit or loss. As of December 31, 2021, the Company has recognized as non-current other financial liabilities the written put option for an amount of 15,423.

26.15 Acquisition of Atix Labs

On September 22, 2021 Globant, S.A (the "Company"), through its subsidiary Globant LLC, Globant España S.A and Software Product Creation, S.L., entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Atix Labs S.R.L, an Argentine company, and Atix Labs LLC, an American company ("Atix Labs"), pursuant to which the Company agreed to purchase all of the outstanding equity interests in Atix Labs. The Share Purchase Agreement was signed on September 24, 2021 and the transaction closed on October 4, 2021. Atix Labs is a professional services company specialized in blockchain.

As consideration of the equity interest of Atix Labs the Company agreed to pay:

(i) 2,000 less any deductions or withholdings as provided in the Purchase Agreement on the closing ("Closing Cash Payment");
(ii) 1,700 less any deductions or withholdings as provided in the Purchase Agreement, that shall be paid to the Sellers as follows: (a) an amount of 850 will be paid through the issuance of common shares of the Company to the Sellers on the tenth month anniversary of the Closing Date (the “G-Shares Tranche 1”) and (b) and amount of 850 will be paid through the issuance of common shares of the Company to the Sellers on the twenty-four month anniversary of the Closing Date (the “G-Shares Tranche 2”).
(iii) 550 less any deductions or withholdings as provided in the Purchase Agreement, shall be payable to the Sellers no later than March 31, 2022 subject to the achievement by the Atix Division of both of the revenue and operating margin targets for the period from October 1, 2021 through December 31,2021.
(iv) 1,300 less any deductions or withholdings as provided in the Purchase Agreement, shall be payable to the Sellers no later than March 31, 2023 subject to the achievement by the Atix Division of both of the revenue and operating margin targets for the period from January 1, 2022 through December 31,2022.

The fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	2,000
Working capital adjustment	67
Contingent consideration	2,090	(a)
Installment payments	1,639
Total consideration	5,796

(a) As of December 31, 2021, included as 1,503 and 2,316 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense for each period.

26.16 Acquisition of Navint Group

On November 14, 2021 Globant, S.A (the "Company"), through its subsidiary Globant España S.A entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Navint Partners, LLC, an American company and certain of its affiliated entities (collectively "Navint Group"), pursuant to which the Company agreed to purchase all of the outstanding equity interest in Group Navint. The Share Purchase Agreement was signed on November 14, 2021 and the transaction transaction closed on November 30, 2021. The purpose of the purchase was to reinforce and expand Salesforce's services.

As consideration of the equity interest of Navint Group the Company agreed to pay:

(i) 62,596 plus or minus any adjustments, escrows, deductions or withholdings as provided in the Purchase Agreement on the closing ("Closing Cash Payment");
(ii) 3,984 plus or minus any adjustments, escrows, deductions or withholdings as provided in the Purchase Agreement, that shall be paid through the issuance of common shares of the Company to the Sellers on the Closing Date (the “G-Shares”);
(iii) 2,000 less any deductions, set off or withholdings as provided in the Purchase Agreement, shall be payable to the Sellers no later than March 31, 2022 subject to the achievement by the Navint Group of both of the revenue and gross margin targets for the period from November 1, 2021 through December 31,2021;
(iv) 7,210 less any deductions, set off or withholdings as provided in the Purchase Agreement, shall be payable to the Sellers no later than March 31, 2023 subject to the achievement by the Navint Group of both of the revenue and gross margin targets for the period from January 1, 2022 through December 31,2022.
(v) 7,210 less any deductions, set off or withholdings as provided in the Purchase Agreement, shall be payable to the Sellers no later than March 31, 2024 subject to the achievement by the Navint Group of both of the revenue and gross margin targets for the period from January 1, 2023 through December 31,2023.

As of the date of issuance of these consolidated financial statements, due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, the Company has not included in this footnote the following disclosures as required by such standard, as follows:

• Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

• The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

• The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

• The amount of revenues and profit or loss of the acquired subsidiary since the acquisition date, and the amount of revenues and profit or loss of the combined entity as if the acquisition has been made at the beginning of the reporting period, since the acquired subsidiary did not have available financial information prepared under IFRS at the acquisition date. The preparation of this information under IFRS has not been completed as of the date of issuance of these financial statements.

The preliminary fair value of the consideration transferred for the Acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	66,900
Working capital adjustment	(1,727)
Installment payments	1,727
Contingent consideration	12,207	(a)
Total consideration	79,107

(a) As of December 31, 2021, included as 12,207 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense for each period.
26.17 Outstanding balances

Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2021 and 2020 are as follows:

	As of December 31, 2021		As of December 31, 2020
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Avanxo	—	—	1,145	—
BI Live	210	202	138	397
Grupo ASSA	13,865	—	11,218	13,343
Xappia	2,478	966	4,761	2,382
Giant Monkey Robot	3,343	—	2,467	1,924
Bluecap	28,203	25,341	—	55,593
Cloudshift	8,594	7,199	—	—
Hybrido Worldwide	3,365	3,278	—	—
Put option on minority interest of Walmeric	—	15,423	—	—
Atix Labs	1,503	2,316	—	—
Navint	—	12,207	—	—
Total	61,561	66,932	19,729	73,639

The significant inputs are disclosed in note 29.9.1

26.18 Purchase Price Allocation

As of December 31, 2021 and 2020, the fair values of the assets acquired, liabilities assumed and goodwill, of CloudShiftGroup Limited, Hybrido Worldwide S.L., Walmeric Soluciones S.L, Atix Labs and the preliminary fair values of the assets acquired, liabilities assumed and goodwill of Navint Group determined at the date of acquisition in the business combinations are as follows:

	2021 acquisitions
	Cloudshift	Habitant	Walmeric	Atix Labs	Navint

Current Assets
Cash and cash equivalents	6,373	713	6,913	228	2,377
Investments	—	—	113	—	—
Trade receivables	3,803	4,719	3,963	474	4,760
Other receivables	90	322	108	256	341

Non current assets
Other receivables	—	48	44	—	516
Other financial assets	—	—	2	—	—
Property and equipment	337	634	57	21	730
Intangibles(1)	299	1,907	8,824	495	2,679
Deferred tax	922	—	—	—	—
Goodwill (2)	39,037	19,206	43,903	4,954	72,413

Current liabilities
Trade and other payables	(845)	(2,849)	(2,540)	(238)	(1,252)
Tax liabilities	(486)	(432)	(734)	(204)	(256)
Payroll and social security	(235)	(499)	(1,027)	(133)	(2,531)
Other liabilities	(412)	(1)	—	—	—
Borrowings	—	(176)	(25)	—	—

Non current liabilities
Deferred tax liabilities	—	(434)	(2,103)	(57)	(670)
Borrowings	—	(911)	(1,426)	—	—

Non-controlling interest	—	—	(2,648)	—	—

Total consideration	48,883	22,247	53,424	5,796	79,107

	2020 acquisitions
	Grupo ASSA	Bluecap	Other Acquisitions

Current Assets
Cash and cash equivalents	3,486	9,944	2,153
Investments	—	6,258	8
Trade receivables	11,228	2,046	2,585
Other receivables	4,046	3,218	454
Indemnification asset	2,970	—	—

Non current assets
Other receivables	207	—	—
Property and equipment	838	384	243
Intangibles(1)	11,277	34,093	4,931
Right-of-use asset	513	—	—
Deferred tax	1,771	—	37
Goodwill (2)	63,682	126,059	14,731

Current liabilities
Trade and other payables	(4,259)	—	(341)
Tax liabilities	(8,085)	(6,491)	(897)
Payroll and social security	(6,453)	(17,444)	(1,670)
Borrowings	(10,390)	—	—

Non current liabilities
Deferred tax liabilities	(2,849)	(8,523)	(1,233)
Lease liabilities	(584)	—	—
Borrowings	(3,579)	—	—
Contingencies	(9,124)	—	—

Total consideration	54,695	149,544	21,001

(1)As of December 31, 2021 and 2020, the amount of 11,701 and 42,703 have been allocated to customer relationships, respectively, and 2,402 and 7,598 as other intangibles, respectively.
(2)As of December 31, 2021 and 2020, 179,513 and 204,472 , are not deductible for tax purposes, respectively.
Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software and non-compete agreements are recognized as intangible, in the acquisitions of Navint, Atix Labs, Walmeric, Habitant, Cloudshift, Bluecap, GMR, Xappia and Grupo Assa. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The fair values of the receivables acquired do not differ from their gross contractual amount.

Acquisition related expenses were not material and were recognized directly as expense for each period.

26.19 Impact of acquisitions on the results of the Company

Directors consider these "pro-forma" numbers to represent an approximate measure of the performance of the Company on an annualized basis and to provide a reference point for comparison in future periods.

The net income for the year ended December 31, 2021 includes a gain of 4,717 attributable to the business generated by Cloudshift, Habitant, Walmeric, Atix Labs and Navint. Revenue for the year ended December 31, 2021 includes 29,670 related to the business of those companies.

Had the five business combinations made in 2021, Cloudshift, Habitant, Walmeric, Atix Labs and Navint, been performed on January 1, 2021, the consolidated revenue of the Company would have been 1,336,691 and the net income for the year ended December 31, 2021, would have been 97,032.

26.20 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculations, which requires the use of various assumptions including revenue growth, gross margin, terminal growth rate and discount rates. The assumptions considered by the Company as of December 31, 2021 and 2020, were the following: projected cash flows for the following five years for both years, the average growth rate considered was 27.0% and 23.0%, respectively, and the rate used to discount cash flows was 9.6% and 10.10%, respectively. The long-term rate used to extrapolate cash flows beyond the projected period as of December 31, 2021 and 2020, was 4% and , respectively 3%, respectively. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Very material adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of recoverable value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairments were recognized during 2021, 2020 and 2019.
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2021	2020
Cost
Balance at beginning of year	392,760	188,538
Additions related to new acquisitions (note 26.18)	179,513	204,472
Translation	(73)	17
Measurement period adjustment	759	(267)
Balance at end of year	572,959	392,760

26.21 Effects of offsetting on acquisition

As part of the acquisition of Grupo ASSA, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 2,883 and 2,970, as of December 31, 2021 and 2020, respectively. The consideration for this acquisition includes 16,748 and 16,313 (17,000 measured at present value) as of December 31, 2021 and 2020, respectively, which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

	As of December 31, 2021
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,748	2,883	13,865

	As of December 31, 2020
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,313	2,970	13,343